Stockholders' deficiency (Detail Textuals 11) (Consulting Agreement)	1 Months Ended	3 Months Ended
	May 31, 2011	Mar. 31, 2013	May 01, 2012
Consulting Agreement
Stockholders Equity Note [Line Items]
Stock agreed to issue a month pursuant to consulting agreement			20,000
Stock issued pursuant to consulting agreement	20,000	60,000